ACQUISITION OF FIRST FRANKLIN CORPORATION (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of summarizes purchase of First Franklin
Purchase price
First Franklin common shares outstanding (in thousands)	1,693
Purchase price per share of First Franklin’s common stock	$14.50
Total value of the First Franklin’s common stock	$24,549
Fair value of outstanding employee stock awards, net of tax	131

Total purchase price	$24,680

Allocation of purchase price
Stockholders’ equity	$20,755

Pre-tax adjustments to reflect acquired assets and liabilities at fair value:
Loans receivable	(2,462)
Real estate owned	(750)
Office premises and equipment	1,970
Core deposit intangible	1,298
Certificates of deposit	(2,718)
Advances from the Federal Home Loan Bank	(838)
Contractual obligations	(4,390)
Other assets/liabilities	427
Pre-tax total adjustments	(7,463)

Deferred income tax benefits, net of valuation allowance	1,079
After-tax total adjustments	(6,384)
Fair value of net assets acquired	14,371

Goodwill resulting from the First Franklin acquisition	$10,309

Schedule of condensed statement reflects values assigned to First Franklin's
March 16,
2011
(in thousands)

Assets:
Cash and cash equivalents	$20,480
Investment securities	15,618
Mortgage-backed securities	4,497
Loans receivable – net	196,519
Real estate acquired through foreclosure	2,404
Office premises and equipment	4,927
Goodwill and intangible assets	11,607

Other assets	21,509
Total Assets	$277,561

Liabilities:
Deposits	$221,528
Advances from the Federal Home Loan Bank	23,216
Other borrowings	1,490
Accrued expenses and other liabilities	6,647
Total liabilities	252,881

Fair value of net assets acquired	$24,680

Schedule of current year and estimated future amortization expense
	2013	$206
	2014	149
	2015	116
	2016	110
	2017	110
	2018	55
Total		$746